Subsequent Events (Details) - USD ($)		3 Months Ended
	Apr. 03, 2023	Mar. 31, 2023	Jan. 22, 2023
Subsequent Events (Details) [Line Items]
Market Value	$ 35,000,000
Stockholders’ equity losses	2,500,000
Net income from continuing operations	500,000
Companies compliance close	$ 35,000,000
Description of sponsor agreement		the Company the Private Placement Warrants (as defined in the Sponsor Letter Agreement). In addition, the Sponsor and the Company, two days prior to the Closing, will notify Spectral if the accrued and unpaid Parent Expenses (as defined in the Sponsor Letter Agreement) that are then outstanding are expected to exceed $3,250,000 (the “Excess Expense Amount”). At Closing, the Sponsor will take necessary actions such that the Sponsor Credit (as defined in the Sponsor Letter Agreement) equals or exceeds the Excess Expense Amount; provided that Sponsor will not be required to invest in the Sponsor PIPE (as defined below) if Sponsor elects to forfeit 750,000 Sponsor Shares (as defined below). The Sponsor will be entitled to a $5.00 credit against the Excess Expense Amount for each Sponsor Share that the Sponsor forfeits and surrenders prior to the Closing. The Sponsor will be entitled to credit, dollar for dollar, the total amount of the aggregate investment made by the Sponsor or its affiliates in any potential Private Placement or other cash investment or contribution to Spectral or the Company (the “Sponsor PIPE”) against the Excess Expense Amount. The Sponsor and its affiliates will receive one share of Company Class A common stock, par value $0.0001 per share, for each $10.00 invested in the Sponsor PIPE, and the Sponsor PIPE will otherwise be on the same terms as the other investors in the potential Private Placement. At Closing, the Sponsor is entitled to retain the Class B shares of common stock of the Company held by the Sponsor (the “Sponsor Shares”) corresponding to certain monetary thresholds of the amounts raised in the transactions. If the Parent Closing Cash (as defined in the Sponsor Letter Agreement) is (i) less than $10 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 750,000 Sponsor Shares; (ii) greater than or equal to $10 million, but less than $20 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,000,000 Sponsor Shares; (iii) greater than $20 million, but less than $30 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,250,000 Sponsor Shares; or (iv) greater than $30 million, the Sponsor will forfeit and surrender a number of Sponsor Shares so that the Sponsor holds 1,500,000 Sponsor Shares. In no event will the Sponsor hold more than 1,500,000 Sponsor Shares, in each case, excluding the Sponsor PIPE.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Minimum publicly held shares (in Shares)			500,000